Preferred Stock (Details Narrative) - USD ($)										1 Months Ended			3 Months Ended			6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
		May 03, 2023		Jul. 07, 2022	May 31, 2022	Jan. 01, 2022	Dec. 01, 2021	Mar. 24, 2021	Mar. 01, 2021	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2023	Mar. 31, 2022	Oct. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	May 18, 2022	Mar. 29, 2022	Mar. 20, 2022
Class of Stock [Line Items]
Issuance of common stock for investment													$ 16,447,649
Class of warrant exercise price per share													$ 0.21			$ 0.21
Common Stock [Member]
Class of Stock [Line Items]
Shares issued price per share	[1]	$ 0.09
Issuance of common stock for investment, shares		110,314,022	[2]
Issuance of common stock for investment		$ 9,928,262
Warrant [Member]
Class of Stock [Line Items]
Weighted average remaining contractual life																2 years 8 months 12 days
Creek Road Miners Inc [Member]
Class of Stock [Line Items]
Shares issued price per share						$ 2.75				$ 0.50									$ 0.50		$ 0.50
Shares granted																					7,300,000
Conversion of stock shares converted				185,167																3,108,240
Conversion of stock shares issued																				14,635,257
Conversion of stock amount converted																				$ 348	$ 145
Issuance of common stock for investment, shares					169,205
Issuance of common stock for investment																				$ 100,000
Debt instrument face amount																						$ 500,000
Debt interest rate																				10.00%
Proceeds from issuance															$ 3,925,050
Warrants to acquire preferred stock										350,000					2,933,340				350,000		350,000
Class of warrant exercise price per share															$ 1.50
Weighted average remaining contractual life						5 years	5 years								5 years
Creek Road Miners Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock for investment, shares																				169,205
Issuance of common stock for investment																				$ 17
Class of warrant exercise price per share								$ 1.00															$ 1.50
Conversion of secured convertible debenture to Common stock, shares																				36,000
Weighted average remaining contractual life								5 years
Creek Road Miners Inc [Member] | 16 Warrant [Member]
Class of Stock [Line Items]
Class of warrant exercise price per share																							1.50
Creek Road Miners Inc [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to acquire preferred stock										1,750,936									1,750,936		1,750,936			600,000
Class of warrant exercise price per share						$ 2.50			$ 0.50	$ 2.75									$ 2.75	$ 0.175	$ 2.75
Weighted average remaining contractual life						5 years			5 years	5 years										1 year 10 months 24 days
Creek Road Miners Inc [Member] | Scott D Kaufman [Member]
Class of Stock [Line Items]
Issuance of common stock for investment, shares									8,300
Issuance of common stock for investment									$ 83,332
Creek Road Miners Inc [Member] | Mr. Maatta [Member]
Class of Stock [Line Items]
Issuance of common stock for investment, shares									8,500
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member]
Class of Stock [Line Items]
Number of votes per share																				2,000
Issued and outstanding percentage																				12.00%
Shares issued price per share																				$ 10.00
Conversion price																				$ 0.175
Shares granted						7,722
Stock issued during period value share based compensation						$ 77,216
Conversion of stock shares converted																				23,423	8,750
Conversion of stock shares issued																				256,117
Conversion of stock amount converted																				$ 2,567,170
Class of warrant exercise price per share															$ 0.175
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares issued																				1,338,456	500,000
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member] | Scott D Kaufman [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation											$ 62,490	$ 62,490		$ 34,090			$ 53,610	$ 9,020			$ 62,500
Shares issued, shares, share-based payment arrangement, after forfeiture											6,249	6,249		3,409			5,361	902			6,250
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member] | Paul L. Kessler [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation														$ 49,410			$ 49,410	$ 29,580		$ 37,920	$ 6,730
Shares issued, shares, share-based payment arrangement, after forfeiture														4,941			4,941	2,958		3,792	673
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member] | John D Maatta [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation																		$ 83,333
Shares issued, shares, share-based payment arrangement, after forfeiture																		8,333
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member] | MrSheikh [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation																		$ 34,260
Shares issued, shares, share-based payment arrangement, after forfeiture																		3,426		4,110
Stock issued during period value share based compensation																				$ 41,110
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member] | Mr. Maatta [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation																				$ 50,000
Shares issued, shares, share-based payment arrangement, after forfeiture																				5,000
Issuance of common stock for investment									$ 85,546
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member] | Alan Urban [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation																				$ 6,850
Shares issued, shares, share-based payment arrangement, after forfeiture																				685
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member] | Mr Kessler [Member]
Class of Stock [Line Items]
Issuance of common stock for investment, shares									22,500
Issuance of common stock for investment									$ 225,000
Series A certificate of Designation [Member] | Creek Road Miners Inc [Member]
Class of Stock [Line Items]
Conversion price																				$ 0.25
Series B Preferred Stock [Member] | Creek Road Miners Inc [Member]
Class of Stock [Line Items]
Issued and outstanding percentage																				5.00%
Conversion price																		$ 0.50		$ 0.50
Conversion of stock shares converted																			5,000	2,472	1,280
Conversion of stock shares issued																				1,439
Conversion of stock amount converted																				$ 10,800,000
Debt instrument face amount																				$ 1,080
Debt interest rate																				51.00%
Proceeds from issuance																			$ 4,378,995
Debt conversion converted instrument amount																			$ 1,080
Warrants to acquire preferred stock										5,000									5,000		5,000
Class of warrant exercise price per share								$ 1.5278		$ 1,000								0.50	$ 1,000		$ 1,000
Conversion of stock shares converted																				$ 1,554,120
Weighted average remaining contractual life								5 years
Series B Preferred Stock [Member] | Creek Road Miners Inc [Member] | Junior Securities [Member]
Class of Stock [Line Items]
Beneficial ownership																				9.99%
Series B Preferred Stock [Member] | Creek Road Miners Inc [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price																				$ 1.00
Series B Preferred Stock [Member] | Creek Road Miners Inc [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion price																				$ 1.50
Series B Preferred Stock [Member] | Creek Road Miners Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares issued																				1,962,448	948,646
Series B Preferred Stock One [Member] | Creek Road Miners Inc [Member]
Class of Stock [Line Items]
Expiration date																			Mar. 26, 2023
Series B Preferred Stock Two [Member] | Creek Road Miners Inc [Member]
Class of Stock [Line Items]
Expiration date																			Mar. 26, 2024
Series C Preferred Stock [Member] | Creek Road Miners Inc [Member]
Class of Stock [Line Items]
Conversion price										$ 0.50								0.50	$ 0.50		$ 0.50
Conversion of stock shares converted										7,880										7,630
Conversion of stock shares issued																				16,953,860
Conversion of stock amount converted																				$ 8,476,930
Proceeds from issuance										$ 7,733,601
Debt conversion converted instrument amount																					$ 1,111
Class of warrant exercise price per share						$ 1.50				$ 2.50								$ 0.50	$ 2.50		$ 2.50		$ 1.50
Convertible Preferred stock terms of conversion																				The Series C preferred stock is convertible, at the option of the holder thereof, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the Stated Value, currently $1,111, by the Series C Conversion Price, subject to further adjustment in the event that the Company, subject to certain exemptions, disposes of or issues any common stock or securities convertible into, exercisable, or exchangeable for Common Stock for no consideration or for consideration less than the applicable Series C Conversion Price in effect immediately prior to such issuance. We are entitled to redeem some or all of the outstanding shares of Series C preferred stock for cash in an amount equal to the Optional Redemption Amount (as defined in the Certificate of Designation). The Series C preferred stock is entitled to certain protective provisions and, without the written consent of at least 50.1% in Stated Value of the outstanding shares of the Series C preferred stock, we may not (or permit any of our subsidiaries to) enter into, create, incur, assume, guarantee or suffer to exist any indebtedness, other than Permitted Indebtedness (as defined in the Certificate of Designation). Shares of common stock issuable upon the conversion of Series C preferred stock are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company
Conversion of secured convertible debenture to Common stock, shares				250
Weighted average remaining contractual life						5 years				5 years
Series C Preferred Stock One [Member] | Creek Road Miners Inc [Member]
Class of Stock [Line Items]
Warrants to acquire preferred stock										1,750,936									1,750,936		1,750,936
Class of warrant exercise price per share										$ 2.50									$ 2.50		$ 2.50
Weighted average remaining contractual life										5 years

[1]	Based on the last reported sale price of the common stock on OTC Capital Markets on May 3, 2023, the closing date of the Merger (the “Closing Date”).
[2]	For purposes of this unaudited pro forma combined financial information, 110,314,022 represents the historical shares of the common stock outstanding immediately prior to the closing of the Merger on May 3, 2023.